BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Numerator:
Net income	$ 18,233	$ 11,903	$ 27,248
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	32,875,540	30,090,082
Effect of dilutive securities:
Employee stock options, warrants and RSUs	1,210,337	1,537,110
Denominator for diluted earnings per share - adjusted weighted average number of shares	34,085,877	31,627,192